Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plan		Postretirement Welfare Plan
(Dollars in Millions)	2015	2014	2015	2014

Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$4,612	$3,895	$104	$100
Service cost	188	152	–	–
Interest cost	195	197	3	3
Participants’ contributions	–	–	10	11
Actuarial loss (gain)	(176)	781	(5)	13
Lump sum settlements(a)	(37)	(286)	–	–
Benefit payments	(132)	(127)	(21)	(25)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period(b)	$4,650	$4,612	$93	$104
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$3,187	$2,831	$85	$92
Actual return on plan assets	(99)	269	–	–
Employer contributions	436	500	8	7
Participants’ contributions	–	–	10	11
Lump sum settlements(a)	(37)	(286)	–	–
Benefit payments	(132)	(127)	(21)	(25)
Fair value at end of measurement period	$3,355	$3,187	$82	$85
Funded (Unfunded) Status	$(1,295)	$(1,425)	$(11)	$(19)
Components Of The Consolidated Balance Sheet
Current benefit liability	$(21)	$(21)	$–	$–
Noncurrent benefit liability	(1,274)	(1,404)	(11)	(19)
Recognized amount	$(1,295)	$(1,425)	$(11)	$(19)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,806)	$(1,894)	$55	$55
Net prior service credit (cost)	7	11	28	31
Recognized amount	$(1,799)	$(1,883)	$83	$86
(a)	2014 includes $242 million of payments as a result of a bulk lump sum offering to certain deferred vested participants.
(b)	At December 31, 2015 and 2014, the accumulated benefit obligation for all pension plans was $4.3 billion.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2015	2014
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,650	$4,612
Fair value of plan assets	3,355	3,187
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,650	$4,612
Accumulated benefit obligation	4,310	4,250
Fair value of plan assets	3,355	3,187

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2015	2014	2013	2015	2014	2013

Components Of Net Periodic Benefit Cost
Service cost	$188	$152	$168	$–	$–	$3
Interest cost	195	197	170	3	3	4
Expected return on plan assets	(223)	(208)	(176)	(1)	(1)	(2)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(5)	(5)	(3)	(3)	(1)
Actuarial loss (gain) amortization	234	158	264	(4)	(6)	(9)
Net periodic benefit cost	$390	$294	$421	$(5)	$(7)	$(5)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(146)	$(719)	$555	$4	$(14)	$–
Net actuarial loss (gain) amortized during the year	234	158	264	(4)	(6)	(9)
Net prior service credit (cost) arising during the year	–	–	–	–	–	35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(5)	(5)	(3)	(3)	(1)
Total recognized in other comprehensive income (loss)	$84	$(566)	$814	$(3)	$(23)	$25
Total recognized in net periodic benefit cost and other comprehensive income (loss)(a)(b)	$(306)	$(860)	$393	$2	$(16)	$30
(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2016 are $175 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2016 are $(4) million and $(3) million, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2015	2014	2015	2014
Discount rate(a)	4.45%	4.13%	3.59%	3.46%
Rate of compensation increase(b)	4.06	4.07	*	*
Health care cost trend rate for the next year(c)			6.50%	7.00%
Effect on accumulated postretirement benefit obligation
One percent increase			$5	$6
One percent decrease			(5)	(5)
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.0, 11.9, and 6.3 years, respectively, for 2015, and 15.9, 12.4 and 6.8 years, respectively, for 2014.
(b)	Determined on an active liability-weighted basis.
(c)	The rate is assumed to decrease gradually to 5.00 percent by 2019 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2015	2014	2013	2015	2014	2013
Discount rate(a)	4.13%	4.97%	4.07%	3.46%	3.93%	3.10%
Expected return on plan assets(b)	7.50	7.50	7.50	1.50	1.50	1.50
Rate of compensation increase(c)	4.07	4.02	4.08	*	*	*
Health care cost trend rate(d)
Prior to age 65				7.00%	7.50%	8.00%
After age 65				7.00	7.50	8.00
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.9, 12.4 and 6.8 years, respectively, for 2015, and 14.6, 11.5 and 6.4 years, respectively, for 2014.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on an active liability weighted basis.
(d)	The pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019 and remain at that level thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans								Postretirement Welfare Plan
	2015				2014				2015	2014
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$64	$–	$–	$64	$78	$–	$–	$78	$82	$85
Debt securities	361	465	–	826	347	496	–	843	–	–
Corporate stock
Domestic equity securities	178	–	–	178	196	–	–	196	–	–
Mid-small cap equity securities(a)	146	–	–	146	146	–	–	146	–	–
International equity securities	123	–	–	123	197	–	–	197	–	–
Real estate equity securities(b)	163	–	–	163	163	–	–	163	–	–
Mutual funds
Debt securities	–	197	–	197	–	219	–	219	–	–
Emerging markets equity securities	–	81	–	81	–	81	–	81	–	–
Other	–	–	1	1	–	–	2	2	–	–
	$1,035	$743	$1	1,779	$1,127	$796	$2	1,925	82	85
Plan investment assets not classified in fair value hierarchy:(e)
Collective investment funds
Domestic equity securities				679				539
Mid-small cap equity securities(c)				68				54
Emerging markets equity securities				75				75
International equity securities				533				421
Hedge funds(d)				171				148
Private equity funds				50				25
Total plan investment assets at fair value				$3,355				$3,187	$82	$85
(a)	At December 31, 2015 and 2014, securities included $139 million and $141 million in domestic equities, respectively, and $7 million and $5 million in international equities, respectively.
(b)	At December 31, 2015 and 2014, securities included $90 million and $89 million in domestic equities, respectively, and $73 million and $74 million in international equities, respectively.
(c)	At December 31, 2015 and 2014, securities included $30 million and $25 million in domestic equities, respectively, $20 million and $27 million in international equities, respectively, and $18 million and $2 million in cash and cash equivalents, respectively.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.

Summarizes the Changes for all Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2015	2014	2013
(Dollars in Millions)	Other	Other	Debt Securities	Other
Balance at beginning of period	$2	$4	$7	$3
Unrealized gains (losses) relating to assets still held at end of year	(1)	(2)	–	–
Purchases, sales, and settlements, net	–	–	(7)	1
Balance at end of period	$1	$2	$–	$4

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2016	$198	$13	$2
2017	209	12	2
2018	218	12	2
2019	229	11	2
2020	234	10	2
2021 – 2025	1,368	41	7
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.